Summary of Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Summary of Quarterly Financial Data [Abstract]
Summary of Quarterly Financial Data (Unaudited)

14. Summary of Quarterly Financial Data (Unaudited)

The following table summarizes Sonic’s results of operations as presented in the Consolidated Statements of Income by quarter for the years ended December 31, 2011 and 2010:

(In thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2011
Total revenues (1)	$1,818,297	$1,945,983	$1,969,224	$2,046,546
Gross profit (1)	$287,238	$305,934	$299,187	$301,517
Net income (loss) (2)	$14,964	$21,351	$19,401	$20,538
Earnings (loss) per common share - Basic (2) (3)	$0.28	$0.40	$0.37	$0.39
Earnings (loss) per common share - Diluted (2) (3)	$0.26	$0.35	$0.33	$0.35

Year Ended December 31, 2010
Total revenues (1)	$1,522,452	$1,702,129	$1,749,658	$1,826,034
Gross profit (1)	$261,611	$278,475	$278,127	$281,060
Net income (loss) (2)	$4,154	$8,436	$12,985	$64,354
Earnings (loss) per common share - Basic (2) (3)	$0.08	$0.16	$0.25	$1.22
Earnings (loss) per common share - Diluted (2) (3)	$0.08	$0.16	$0.23	$1.00

Note: Operations are subject to seasonal variations. The first quarter generally contributes less operating profits than the second, third and fourth quarters. Parts and service demand remains more stable throughout the year. Amounts presented may differ from amounts previously reported on Form 10-Q due to the classification of certain franchises in discontinued and continuing operations in accordance with “Presentation of Financial Statements” in the ASC (see Note 2).

(1)	Results are for continuing operations.
(2)	Results include both continuing operations and discontinued operations.
(3)	The sum of net income per common share for the quarters may not equal the full year amount due to weighted average common shares being calculated on a quarterly versus annual basis.

Net income in the second quarter ended June 30, 2010 includes a pre-tax loss of $7.3 million on the repurchase of $200.0 million in aggregate principal amount of the 8.625% Senior Subordinated Notes.

Net income in the fourth quarter ended December 31, 2010 includes income tax valuation allowance benefits related to state net operating loss carryforwards and other deferred income tax assets of $48.2 million.

Net income in the fourth quarter ended December 31, 2011 includes impairment of property and equipment of approximately $1.0 million and lease adjustments and other charges of approximately $6.8 million.